Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses	Research and development expenses as of December 31, 2023, 2022 and 2021 consisted of the following:
	2023	2022	2021
Salaries	$525,782	$427,525	$347,434
Contract services and supplies	554,892	409,149	541,055
Utility	2,680	2,025	1,777
Design cost	31,115	46,651	-
Depreciation	25,614	22,499	39,365
Other	36,859	24,419	57,254
Total	$1,176,943	$932,268	$986,885